Other Assets	3 Months Ended
Jan. 31, 2023
Other Assets
Other Assets
NOTE 10:  OTHER ASSETS
Other Assets

(millions of Canadian dollars)		As at

	January 31 2023	October 31 2022
Accounts receivable and other items	$10,980	$10,769
Accrued interest	4,446	3,765
Current income tax receivable	4,464	6,031
Defined benefit asset	1,570	1,406
Insurance-related assets, excluding investments	1,949	2,008
Prepaid expenses	1,648	1,323
Total	$25,057	$25,302